Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (7,103)	$ (13,853)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	652	794
Share based compensation	1,707	4,096
Share based compensation to service providers	1,285
Loss (gain) on revaluation of warrant liability	(3,236)	84
Changes in contingent liability	(1,305)	(108)
Change in severance liability	(2)	(3)
Change in inventory	(111)	35
Change in trade receivables	(806)	(93)
Change in other account receivables	119	1,066
Accrued interest on loans and leases	138	(95)
Changes in bank overdraft	69
Change in accounts payable	1,096	417
Changes in deferred revenues		(1,373)
Change in other accounts payable	(721)	(100)
Cash flow from operating activities	(8,218)	(9,133)
Cash flows from investing activities
Restricted deposits		(64)
Purchase of property, plant and equipment	(108)	(191)
Cash flow used in investing activities	(108)	(255)
Cash flows from financing activities
Issuance of shares and warrants, net	7,503	8,758
Changes in other accounts payable	3,060
Exercise of warrants		140
Lease payments	(449)	(255)
Repayment of loans	(160)	(519)
Proceeds from receipt of loans	147	163
Cash flows from financing activities	10,101	8,287
Increase (decrease) in cash and cash equivalents	1,775	(1,101)
Effect of changes in foreign exchange rates	(676)	141
Cash and cash equivalents at beginning of period	2,267	2,616
Cash and cash equivalents at end of period	3,366	1,656
Interest paid during the period	96	78
APPENDIX A: NON-CASH ACTIVITIES
Recognition of right-of-use asset and lease liability	$ 260